Schedule of Investments(a)
Invesco S&P 500 Revenue ETF (RWL)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-7.53%
Alphabet, Inc., Class A	313,557	$53,850,279
Alphabet, Inc., Class C	310,043	53,590,933
AT&T, Inc.	1,425,414	39,626,509
Charter Communications, Inc., Class A(b)	47,151	18,684,527
Comcast Corp., Class A	1,052,358	36,380,016
Electronic Arts, Inc.	16,050	2,307,669
Fox Corp., Class A(c)	43,307	2,379,287
Fox Corp., Class B	46,728	2,349,484
Interpublic Group of Cos., Inc. (The)	121,009	2,899,376
Live Nation Entertainment, Inc.(b)	56,225	7,713,508
Match Group, Inc.	33,723	1,009,667
Meta Platforms, Inc., Class A	79,537	51,499,412
Netflix, Inc.(b)	12,656	15,278,703
News Corp., Class A	52,028	1,469,271
News Corp., Class B(c)	45,360	1,484,179
Omnicom Group, Inc.	58,520	4,297,709
Paramount Global, Class B(c)	754,704	9,131,918
Take-Two Interactive Software, Inc.(b)	7,955	1,800,057
TKO Group Holdings, Inc.	5,719	902,515
T-Mobile US, Inc.	95,320	23,086,504
Verizon Communications, Inc.	948,366	41,690,169
Walt Disney Co. (The)	279,082	31,547,429
Warner Bros. Discovery, Inc.(b)	1,129,818	11,264,285
		414,243,406
Consumer Discretionary-12.06%
Airbnb, Inc., Class A(b)	26,174	3,376,446
Amazon.com, Inc.(b)	960,765	196,966,433
Aptiv PLC (Jersey)(b)	92,214	6,160,817
AutoZone, Inc.(b)	1,597	5,961,665
Best Buy Co., Inc.	171,246	11,350,185
Booking Holdings, Inc.	1,634	9,017,932
Caesars Entertainment, Inc., (Acquired 01/18/2022 - 05/30/2025; Cost $4,652,893)(b)(c)(d)	122,773	3,300,138
CarMax, Inc.(b)	106,841	6,886,971
Carnival Corp.(b)	383,860	8,913,229
Chipotle Mexican Grill, Inc.(b)(c)	67,449	3,377,846
D.R. Horton, Inc.	85,486	10,092,477
Darden Restaurants, Inc.	18,167	3,891,553
Deckers Outdoor Corp.(b)	12,124	1,279,324
Domino’s Pizza, Inc.	3,229	1,529,965
DoorDash, Inc., Class A(b)	17,060	3,559,569
eBay, Inc.	47,379	3,466,721
Expedia Group, Inc.	25,179	4,198,598
Ford Motor Co.	5,778,366	59,979,439
Garmin Ltd.	8,714	1,768,681
General Motors Co.	1,172,242	58,154,926
Genuine Parts Co.	57,708	7,301,216
Hasbro, Inc.(c)	19,946	1,330,598
Hilton Worldwide Holdings, Inc.	14,625	3,633,435
Home Depot, Inc. (The)	131,034	48,258,512
Las Vegas Sands Corp.	78,763	3,241,885
Lennar Corp., Class A	80,124	8,499,554
LKQ Corp.(c)	100,662	4,073,791
Lowe’s Cos., Inc.	109,675	24,756,938
lululemon athletica, inc.(b)	9,675	3,063,782
Marriott International, Inc., Class A	30,707	8,101,428
McDonald’s Corp.	25,844	8,111,139
MGM Resorts International(b)(c)	165,970	5,252,951
Mohawk Industries, Inc.(b)	28,502	2,867,586
NIKE, Inc., Class B	199,682	12,098,732
	Shares	Value
Consumer Discretionary-(continued)
Norwegian Cruise Line Holdings Ltd.(b)	148,756	$2,625,543
NVR, Inc.(b)	421	2,995,807
O’Reilly Automotive, Inc.(b)	3,832	5,240,260
Pool Corp.(c)	4,736	1,423,594
PulteGroup, Inc.	51,746	5,072,660
Ralph Lauren Corp.	9,184	2,542,223
Ross Stores, Inc.	49,840	6,982,086
Royal Caribbean Cruises Ltd.	23,730	6,097,898
Starbucks Corp.	109,669	9,206,713
Tapestry, Inc.	28,208	2,215,738
Tesla, Inc.(b)	117,995	40,880,548
TJX Cos., Inc. (The)	146,250	18,559,125
Tractor Supply Co.(c)	84,816	4,105,094
Ulta Beauty, Inc.(b)	10,323	4,866,882
Williams-Sonoma, Inc.	12,853	2,079,101
Wynn Resorts Ltd.(c)	24,787	2,244,215
Yum! Brands, Inc.	14,617	2,103,971
		663,065,920
Consumer Staples-13.21%
Altria Group, Inc.	105,473	6,392,718
Archer-Daniels-Midland Co.	543,544	26,236,869
Brown-Forman Corp., Class B	35,137	1,171,468
Bunge Global S.A.	217,380	16,988,247
Church & Dwight Co., Inc.	16,744	1,646,103
Clorox Co. (The)	14,526	1,915,689
Coca-Cola Co. (The)	200,169	14,432,185
Colgate-Palmolive Co.	66,004	6,134,412
Conagra Brands, Inc.	137,360	3,144,170
Constellation Brands, Inc., Class A(c)	16,565	2,953,374
Costco Wholesale Corp.	85,330	88,758,559
Dollar General Corp.(c)	160,623	15,620,587
Dollar Tree, Inc.(b)	150,986	13,627,996
Estee Lauder Cos., Inc. (The), Class A	67,897	4,545,025
General Mills, Inc.	98,876	5,365,012
Hershey Co. (The)(c)	19,555	3,142,293
Hormel Foods Corp.	121,656	3,732,406
J.M. Smucker Co. (The)	23,631	2,661,087
Kellanova	46,204	3,817,836
Kenvue, Inc.	199,916	4,771,995
Keurig Dr Pepper, Inc.	139,590	4,699,995
Kimberly-Clark Corp.	42,792	6,151,778
Kraft Heinz Co. (The)	254,523	6,803,400
Kroger Co. (The)	678,299	46,280,341
Lamb Weston Holdings, Inc.	36,792	2,052,258
McCormick & Co., Inc.	24,572	1,787,122
Molson Coors Beverage Co., Class B	58,439	3,131,746
Mondelez International, Inc., Class A	168,094	11,344,664
Monster Beverage Corp.(b)	41,108	2,628,857
PepsiCo, Inc.	185,542	24,389,496
Philip Morris International, Inc.	74,729	13,495,310
Procter & Gamble Co. (The)	149,942	25,473,646
Sysco Corp.	327,466	23,905,018
Target Corp.(c)	297,303	27,949,455
The Campbell’s Company(c)	78,264	2,664,107
Tyson Foods, Inc., Class A	266,872	14,987,531
Walgreens Boots Alliance, Inc.	4,023,883	45,268,684
Walmart, Inc.	2,393,877	236,323,537
		726,394,976
Energy-6.56%
APA Corp.(c)	147,859	2,515,082
Baker Hughes Co., Class A	195,488	7,242,830
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
Chevron Corp.	379,655	$51,898,838
ConocoPhillips	167,224	14,272,568
Coterra Energy, Inc.	59,793	1,453,568
Devon Energy Corp.	133,625	4,043,492
Diamondback Energy, Inc.	22,497	3,026,971
EOG Resources, Inc.	56,381	6,121,285
EQT Corp.	31,868	1,756,883
Expand Energy Corp.	12,613	1,464,748
Exxon Mobil Corp.	932,960	95,441,808
Halliburton Co.	277,025	5,426,920
Hess Corp.	26,690	3,528,151
Kinder Morgan, Inc.	169,595	4,755,444
Marathon Petroleum Corp.	302,666	48,650,533
Occidental Petroleum Corp.	175,340	7,150,365
ONEOK, Inc.	69,638	5,629,536
Phillips 66	345,935	39,256,704
Schlumberger N.V.	270,472	8,939,100
Targa Resources Corp.	26,506	4,186,093
Texas Pacific Land Corp.(c)	149	165,990
Valero Energy Corp.	310,683	40,068,787
Williams Cos., Inc. (The)	56,971	3,447,315
		360,443,011
Financials-16.21%
Aflac, Inc.	53,962	5,587,225
Allstate Corp. (The)	96,774	20,309,959
American Express Co.	85,162	25,041,886
American International Group, Inc.	124,714	10,555,793
Ameriprise Financial, Inc.	11,222	5,714,691
Aon PLC, Class A	11,857	4,411,753
Apollo Global Management, Inc.	58,240	7,611,386
Arch Capital Group Ltd.	56,430	5,363,107
Arthur J. Gallagher & Co.	10,514	3,652,984
Assurant, Inc.	17,574	3,567,171
Bank of America Corp.	1,493,003	65,886,222
Bank of New York Mellon Corp. (The)	147,359	13,057,481
Berkshire Hathaway, Inc., Class B(b)	224,324	113,050,323
BlackRock, Inc.	6,867	6,728,905
Blackstone, Inc., Class A	26,437	3,668,398
Brown & Brown, Inc.	12,263	1,384,493
Capital One Financial Corp.	93,683	17,720,139
Cboe Global Markets, Inc.	5,889	1,349,288
Charles Schwab Corp. (The)	104,804	9,258,385
Chubb Ltd.	58,900	17,505,080
Cincinnati Financial Corp.	24,159	3,643,660
Citigroup, Inc.	753,229	56,733,208
Citizens Financial Group, Inc.	91,775	3,703,121
CME Group, Inc., Class A	7,099	2,051,611
Corpay, Inc.(b)	3,587	1,166,170
Erie Indemnity Co., Class A(c)	2,679	960,448
Everest Group Ltd.	14,845	5,154,036
FactSet Research Systems, Inc.	1,575	721,760
Fidelity National Information Services, Inc.	44,313	3,527,758
Fifth Third Bancorp	107,554	4,107,487
Fiserv, Inc.(b)	28,856	4,697,468
Franklin Resources, Inc.(c)	134,810	2,917,288
Global Payments, Inc.	32,466	2,454,754
Globe Life, Inc.	14,046	1,711,786
Goldman Sachs Group, Inc. (The)	70,633	42,411,585
Hartford Insurance Group, Inc. (The)	68,728	8,923,644
Huntington Bancshares, Inc.	243,162	3,800,622
Intercontinental Exchange, Inc.	19,565	3,517,787
Invesco Ltd.(e)	117,571	1,700,077
	Shares	Value
Financials-(continued)
Jack Henry & Associates, Inc.	3,937	$713,266
JPMorgan Chase & Co.	371,544	98,087,616
KeyCorp	176,898	2,805,602
KKR & Co., Inc., Class A	61,002	7,409,303
Loews Corp.	62,245	5,557,856
M&T Bank Corp.	23,265	4,249,120
MarketAxess Holdings, Inc.	1,224	264,886
Marsh & McLennan Cos., Inc.	31,809	7,432,491
Mastercard, Inc., Class A	16,035	9,390,096
MetLife, Inc.	268,327	21,085,136
Moody’s Corp.	4,765	2,283,960
Morgan Stanley	271,974	34,820,831
MSCI, Inc.	1,590	896,792
Nasdaq, Inc.	30,252	2,527,252
Northern Trust Corp.	47,032	5,020,196
PayPal Holdings, Inc.(b)	138,879	9,760,416
PNC Financial Services Group, Inc. (The)	59,436	10,330,571
Principal Financial Group, Inc.	58,668	4,569,651
Progressive Corp. (The)	81,242	23,148,283
Prudential Financial, Inc.	198,625	20,635,151
Raymond James Financial, Inc.	32,482	4,774,204
Regions Financial Corp.	132,605	2,843,051
S&P Global, Inc.	8,857	4,542,401
State Street Corp.	73,673	7,093,236
Synchrony Financial	115,530	6,660,305
T. Rowe Price Group, Inc.	22,650	2,119,814
Travelers Cos., Inc. (The)	55,133	15,200,168
Truist Financial Corp.	183,411	7,244,734
U.S. Bancorp	303,489	13,229,086
Visa, Inc., Class A	33,114	12,092,902
W.R. Berkley Corp.	66,081	4,935,590
Wells Fargo & Co.	548,976	41,052,425
Willis Towers Watson PLC	9,205	2,913,843
		891,019,173
Health Care-17.72%
Abbott Laboratories	96,438	12,882,188
AbbVie, Inc.	79,500	14,795,745
Agilent Technologies, Inc.	16,220	1,815,342
Align Technology, Inc.(b)	7,219	1,306,206
Amgen, Inc.	31,770	9,155,479
Baxter International, Inc.	111,457	3,399,439
Becton, Dickinson and Co.	27,549	4,754,682
Biogen, Inc.(b)	19,717	2,559,069
Bio-Techne Corp.	5,951	288,028
Boston Scientific Corp.(b)	51,840	5,456,678
Bristol-Myers Squibb Co.	241,959	11,681,781
Cardinal Health, Inc.	525,124	81,100,151
Cencora, Inc.	357,529	104,126,746
Centene Corp.(b)	835,909	47,178,704
Charles River Laboratories International, Inc.(b)(c)	7,060	957,548
Cigna Group (The)	235,348	74,520,591
Cooper Cos., Inc. (The)(b)	14,842	1,013,412
CVS Health Corp.	1,721,653	110,254,658
Danaher Corp.	34,760	6,600,924
DaVita, Inc.(b)(c)	26,780	3,649,043
DexCom, Inc.(b)	17,024	1,460,659
Edwards Lifesciences Corp.(b)	24,888	1,946,739
Elevance Health, Inc.	128,879	49,468,915
Eli Lilly and Co.	16,401	12,098,526
GE HealthCare Technologies, Inc.	70,031	4,939,987
Gilead Sciences, Inc.	75,505	8,311,590
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
HCA Healthcare, Inc.	67,542	$25,759,843
Henry Schein, Inc.(b)(c)	54,081	3,785,129
Hologic, Inc.(b)	19,718	1,225,868
Humana, Inc.	141,490	32,985,564
IDEXX Laboratories, Inc.(b)	2,862	1,469,236
Incyte Corp.(b)	18,724	1,218,183
Insulet Corp.(b)	2,475	804,449
Intuitive Surgical, Inc.(b)	5,045	2,786,555
IQVIA Holdings, Inc.(b)	24,753	3,473,589
Johnson & Johnson	163,243	25,336,946
Labcorp Holdings, Inc.	16,434	4,091,573
McKesson Corp.	161,124	115,930,329
Medtronic PLC	108,274	8,984,577
Merck & Co., Inc.	205,147	15,763,495
Mettler-Toledo International, Inc.(b)	956	1,104,677
Moderna, Inc.(b)(c)	27,610	733,322
Molina Healthcare, Inc.(b)	38,612	11,778,204
Pfizer, Inc.	740,697	17,398,973
Quest Diagnostics, Inc.	17,687	3,065,865
Regeneron Pharmaceuticals, Inc.	6,163	3,021,596
ResMed, Inc.	6,669	1,632,505
Revvity, Inc.(c)	7,334	663,140
Solventum Corp.(b)	33,245	2,429,877
STERIS PLC	7,148	1,752,761
Stryker Corp.	18,592	7,114,043
Thermo Fisher Scientific, Inc.	24,996	10,068,889
UnitedHealth Group, Inc.	249,269	75,256,804
Universal Health Services, Inc., Class B	28,344	5,395,280
Vertex Pharmaceuticals, Inc.(b)	6,612	2,922,835
Viatris, Inc.	473,861	4,165,238
Waters Corp.(b)(c)	2,357	823,159
West Pharmaceutical Services, Inc.	3,871	816,200
Zimmer Biomet Holdings, Inc.	22,012	2,028,846
Zoetis, Inc.	17,096	2,882,898
		974,393,278
Industrials-9.68%
3M Co.	52,730	7,822,495
A.O. Smith Corp.	17,358	1,116,293
Allegion PLC	9,065	1,293,576
AMETEK, Inc.	11,652	2,082,678
Automatic Data Processing, Inc.	20,161	6,563,010
Axon Enterprise, Inc.(b)	1,161	871,168
Boeing Co. (The)(b)	125,361	25,989,843
Broadridge Financial Solutions, Inc.	8,851	2,149,288
Builders FirstSource, Inc.(b)	37,765	4,066,535
C.H. Robinson Worldwide, Inc.	54,963	5,274,799
Carrier Global Corp.	109,432	7,791,558
Caterpillar, Inc.	57,360	19,963,001
Cintas Corp.	15,423	3,493,310
Copart, Inc.(b)	25,384	1,306,768
CSX Corp.	146,773	4,636,559
Cummins, Inc.	30,909	9,936,625
Dayforce, Inc.(b)(c)	9,892	584,419
Deere & Co.	30,513	15,447,511
Delta Air Lines, Inc.	407,280	19,708,279
Dover Corp.	13,422	2,385,761
Eaton Corp. PLC	25,448	8,148,450
Emerson Electric Co.	47,269	5,642,973
Equifax, Inc.	7,057	1,864,389
Expeditors International of Washington, Inc.	26,972	3,040,554
Fastenal Co.	59,327	2,452,578
	Shares	Value
Industrials-(continued)
FedEx Corp.	107,411	$23,426,339
Fortive Corp.	25,210	1,769,490
GE Vernova, Inc.	35,024	16,565,652
Generac Holdings, Inc.(b)	9,718	1,186,859
General Dynamics Corp.	54,923	15,295,506
General Electric Co.	70,293	17,285,752
Honeywell International, Inc.	55,928	12,677,200
Howmet Aerospace, Inc.	17,333	2,944,703
Hubbell, Inc.	4,989	1,943,615
Huntington Ingalls Industries, Inc.	17,928	3,999,020
IDEX Corp.	5,318	962,079
Illinois Tool Works, Inc.	18,907	4,633,728
Ingersoll Rand, Inc.(c)	26,475	2,161,419
J.B. Hunt Transport Services, Inc.	23,377	3,245,896
Jacobs Solutions, Inc.	35,276	4,455,359
Johnson Controls International PLC	97,544	9,888,035
L3Harris Technologies, Inc.	30,453	7,440,886
Leidos Holdings, Inc.	37,203	5,525,390
Lennox International, Inc.	2,830	1,597,394
Lockheed Martin Corp.	46,072	22,224,211
Masco Corp.	32,829	2,049,186
Nordson Corp.	3,914	829,729
Norfolk Southern Corp.	15,643	3,865,698
Northrop Grumman Corp.	25,891	12,551,180
Old Dominion Freight Line, Inc.	10,559	1,691,235
Otis Worldwide Corp.	42,631	4,064,866
PACCAR, Inc.	98,385	9,233,432
Parker-Hannifin Corp.	9,697	6,445,596
Paychex, Inc.	11,042	1,743,642
Paycom Software, Inc.	2,696	698,507
Pentair PLC	14,285	1,416,786
Quanta Services, Inc.	28,471	9,753,026
Republic Services, Inc.	20,786	5,348,030
Rockwell Automation, Inc.	9,195	2,901,482
Rollins, Inc.	19,980	1,143,855
RTX Corp.	188,857	25,775,203
Snap-on, Inc.(c)	4,667	1,496,940
Southwest Airlines Co.(c)	272,429	9,093,680
Stanley Black & Decker, Inc.	56,495	3,696,468
Textron, Inc.	56,237	4,163,225
Trane Technologies PLC	17,441	7,504,339
TransDigm Group, Inc.	1,851	2,718,064
Uber Technologies, Inc.(b)	184,874	15,558,996
Union Pacific Corp.	30,467	6,753,315
United Airlines Holdings, Inc.(b)	235,701	18,725,266
United Parcel Service, Inc., Class B	236,024	23,021,781
United Rentals, Inc.	7,520	5,327,018
Veralto Corp.	16,193	1,635,979
Verisk Analytics, Inc.	2,989	938,964
W.W. Grainger, Inc.	5,301	5,765,156
Wabtec Corp.	17,601	3,561,034
Waste Management, Inc.	29,580	7,127,893
Xylem, Inc.	20,840	2,626,674
		532,087,198
Information Technology-11.07%
Accenture PLC, Class A (Ireland)	61,239	19,401,740
Adobe, Inc.(b)	15,002	6,227,180
Advanced Micro Devices, Inc.(b)	76,327	8,451,689
Akamai Technologies, Inc.(b)	14,962	1,136,065
Amphenol Corp., Class A	72,272	6,499,421
Analog Devices, Inc.	13,466	2,881,455
ANSYS, Inc.(b)	2,382	788,013
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Apple, Inc.	546,306	$109,725,560
Applied Materials, Inc.	55,557	8,708,560
Arista Networks, Inc.(b)	26,042	2,256,279
Autodesk, Inc.(b)	7,210	2,135,025
Broadcom, Inc.	84,037	20,342,837
Cadence Design Systems, Inc.(b)	5,821	1,671,034
CDW Corp.	37,569	6,775,945
Cisco Systems, Inc.	268,194	16,906,950
Cognizant Technology Solutions Corp., Class A	74,074	5,999,253
Corning, Inc.	86,251	4,277,187
CrowdStrike Holdings, Inc., Class A(b)	3,443	1,622,927
Dell Technologies, Inc., Class C	302,510	33,660,288
Enphase Energy, Inc.(b)	6,777	280,500
EPAM Systems, Inc.(b)(c)	7,415	1,293,843
F5, Inc.(b)	3,342	953,740
Fair Isaac Corp.(b)	301	519,610
First Solar, Inc.(b)(c)	9,203	1,454,810
Fortinet, Inc.(b)	18,114	1,843,643
Gartner, Inc.(b)	4,080	1,780,594
Gen Digital, Inc.	43,495	1,238,738
GoDaddy, Inc., Class A(b)	7,858	1,431,335
Hewlett Packard Enterprise Co.	618,587	10,689,183
HP, Inc.	563,503	14,031,225
Intel Corp.	768,522	15,024,605
International Business Machines Corp.	75,230	19,489,084
Intuit, Inc.	8,667	6,530,324
Jabil, Inc.	61,363	10,309,598
Juniper Networks, Inc.	42,461	1,525,624
Keysight Technologies, Inc.(b)	10,025	1,574,326
KLA Corp.	4,782	3,619,400
Lam Research Corp.	63,146	5,101,565
Microchip Technology, Inc.	27,389	1,589,658
Micron Technology, Inc.	90,796	8,576,590
Microsoft Corp.	204,615	94,196,561
Monolithic Power Systems, Inc.	1,175	777,732
Motorola Solutions, Inc.	7,856	3,263,225
NetApp, Inc.	21,251	2,107,249
NVIDIA Corp.	337,837	45,651,914
NXP Semiconductors N.V. (Netherlands)	18,366	3,510,294
ON Semiconductor Corp.(b)	49,349	2,073,645
Oracle Corp.	110,655	18,316,722
Palantir Technologies, Inc., Class A(b)	10,250	1,350,745
Palo Alto Networks, Inc.(b)	14,291	2,749,874
PTC, Inc.(b)	4,395	739,766
QUALCOMM, Inc.	79,769	11,582,459
Roper Technologies, Inc.	3,736	2,130,529
Salesforce, Inc.	39,889	10,585,344
Seagate Technology Holdings PLC(c)	27,671	3,263,518
ServiceNow, Inc.(b)	3,907	3,950,329
Skyworks Solutions, Inc.	17,771	1,226,732
Super Micro Computer, Inc.(b)(c)	145,941	5,840,559
Synopsys, Inc.(b)	4,193	1,945,468
TE Connectivity PLC (Switzerland)	33,014	5,284,551
Teledyne Technologies, Inc.(b)	3,527	1,759,479
Teradyne, Inc.	9,643	757,940
Texas Instruments, Inc.	26,542	4,853,205
Trimble, Inc.(b)	16,268	1,159,420
Tyler Technologies, Inc.(b)	1,168	673,924
VeriSign, Inc.	1,981	539,763
Western Digital Corp.(b)	108,377	5,586,834
	Shares	Value
Information Technology-(continued)
Workday, Inc., Class A(b)	10,421	$2,581,386
Zebra Technologies Corp., Class A(b)	5,387	1,560,991
		608,345,561
Materials-2.36%
Air Products and Chemicals, Inc.	12,225	3,409,675
Albemarle Corp.(c)	22,025	1,228,114
Amcor PLC	406,734	3,705,347
Avery Dennison Corp.	14,776	2,626,138
Ball Corp.	68,609	3,676,070
CF Industries Holdings, Inc.	22,747	2,063,380
Corteva, Inc.	85,481	6,052,055
Dow, Inc.	360,250	9,993,335
DuPont de Nemours, Inc.	48,903	3,266,720
Eastman Chemical Co.(c)	30,276	2,372,730
Ecolab, Inc.	18,363	4,877,580
Freeport-McMoRan, Inc.(c)	203,881	7,845,341
International Flavors & Fragrances, Inc.	43,094	3,299,277
International Paper Co.	109,688	5,244,183
Linde PLC	21,932	10,254,965
LyondellBasell Industries N.V., Class A	167,474	9,460,606
Martin Marietta Materials, Inc.	4,204	2,301,900
Mosaic Co. (The)	134,441	4,858,698
Newmont Corp.	127,395	6,716,264
Nucor Corp.	70,060	7,661,762
Packaging Corp. of America	12,695	2,452,293
PPG Industries, Inc.	46,757	5,180,676
Sherwin-Williams Co. (The)	19,696	7,067,122
Smurfit WestRock PLC	142,300	6,165,859
Steel Dynamics, Inc.	42,323	5,208,692
Vulcan Materials Co.	9,846	2,609,879
		129,598,661
Real Estate-0.90%
Alexandria Real Estate Equities, Inc.	9,406	660,207
American Tower Corp.	15,581	3,344,462
AvalonBay Communities, Inc.	4,213	871,122
BXP, Inc.(c)	15,378	1,035,401
Camden Property Trust	3,936	462,441
CBRE Group, Inc., Class A(b)	84,228	10,530,184
CoStar Group, Inc.(b)	10,634	782,237
Crown Castle, Inc.	20,598	2,067,009
Digital Realty Trust, Inc.	10,926	1,874,027
Equinix, Inc.	3,056	2,716,234
Equity Residential	12,827	899,686
Essex Property Trust, Inc.	1,824	517,834
Extra Space Storage, Inc.	6,513	984,440
Federal Realty Investment Trust	3,723	355,472
Healthpeak Properties, Inc.	39,858	693,928
Host Hotels & Resorts, Inc.	112,188	1,737,792
Invitation Homes, Inc.	24,274	818,034
Iron Mountain, Inc.	21,250	2,097,587
Kimco Realty Corp.	29,376	624,534
Mid-America Apartment Communities, Inc.	4,055	635,216
Prologis, Inc.(c)	21,173	2,299,388
Public Storage	4,606	1,420,536
Realty Income Corp.	28,077	1,589,720
Regency Centers Corp.	6,058	437,085
SBA Communications Corp., Class A(c)	3,722	863,094
Simon Property Group, Inc.	10,737	1,750,883
UDR, Inc.	11,577	479,635
Ventas, Inc.	22,128	1,422,388
VICI Properties, Inc.	35,748	1,133,569
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
Welltower, Inc.	16,126	$2,487,919
Weyerhaeuser Co.	72,587	1,880,729
		49,472,793
Utilities-2.60%
AES Corp. (The)	309,650	3,124,368
Alliant Energy Corp.	19,129	1,190,398
Ameren Corp.	23,367	2,263,795
American Electric Power Co., Inc.	57,669	5,968,165
American Water Works Co., Inc.	9,964	1,424,553
Atmos Energy Corp.	8,491	1,313,388
CenterPoint Energy, Inc.(c)	74,614	2,778,625
CMS Energy Corp.	31,457	2,209,225
Consolidated Edison, Inc.	44,328	4,631,833
Constellation Energy Corp.	32,841	10,054,272
Dominion Energy, Inc.	79,703	4,516,769
DTE Energy Co.	28,048	3,832,759
Duke Energy Corp.	77,687	9,145,314
Edison International	94,603	5,264,657
Entergy Corp.	42,920	3,574,378
Evergy, Inc.	26,205	1,740,274
Eversource Energy	59,688	3,868,379
Exelon Corp.	161,252	7,066,063
FirstEnergy Corp.	105,169	4,410,788
NextEra Energy, Inc.	99,877	7,055,311
NiSource, Inc.	41,678	1,647,948
NRG Energy, Inc.	91,021	14,190,174
PG&E Corp.	449,166	7,581,922
Pinnacle West Capital Corp.	16,790	1,531,752
PPL Corp.	74,312	2,582,342
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	38,515	$3,120,870
Sempra	56,093	4,408,349
Southern Co. (The)	89,887	8,089,830
Vistra Corp.	47,442	7,617,762
WEC Energy Group, Inc.	24,475	2,629,594
Xcel Energy, Inc.	58,384	4,092,718
		142,926,575
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $4,851,984,545)		5,491,990,552
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.06%
Invesco Private Government Fund, 4.29%(e)(f)(g)	13,983,939	13,983,939
Invesco Private Prime Fund, 4.45%(e)(f)(g)	44,065,889	44,074,702
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,058,641)		58,058,641
TOTAL INVESTMENTS IN SECURITIES-100.96% (Cost $4,910,043,186)		5,550,049,193
OTHER ASSETS LESS LIABILITIES-(0.96)%		(52,708,952)
NET ASSETS-100.00%		$5,497,340,241

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)	Restricted security. The value of this security at May 31, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Invesco Ltd.	$1,381,299	$932,394	$(333,910)	$(247,116)	$(32,590)	$1,700,077	$60,163
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	69,464,973	(69,464,973)	-	-	-	69,842
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$36,153,465	$352,665,219	$(374,834,745)	$-	$-	$13,983,939	$892,845 *
Invesco Private Prime Fund	94,341,793	744,077,303	(794,329,237)	(5,515)	(9,642)	44,074,702	2,400,848 *
Total	$131,876,557	$1,167,139,889	$(1,238,962,865)	$(252,631)	$(42,232)	$59,758,718	$3,423,698

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 Revenue ETF (RWK)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-1.31%
EchoStar Corp., Class A(b)(c)	197,258	$3,497,384
Frontier Communications Parent, Inc.(b)	54,373	1,969,934
Iridium Communications, Inc.	9,972	253,289
New York Times Co. (The), Class A	17,721	1,012,223
Nexstar Media Group, Inc., Class A	10,495	1,788,558
Warner Music Group Corp., Class A(c)	62,175	1,636,446
ZoomInfo Technologies, Inc., Class A(b)(c)	36,443	348,031
		10,505,865
Consumer Discretionary-20.36%
Abercrombie & Fitch Co., Class A(b)	21,234	1,666,657
Aramark(c)	167,308	6,775,974
Autoliv, Inc. (Sweden)	37,460	3,851,637
AutoNation, Inc.(b)	53,138	9,769,421
Bath & Body Works, Inc.	81,916	2,303,478
Boyd Gaming Corp.	19,199	1,439,349
Brunswick Corp.	30,416	1,539,658
Burlington Stores, Inc.(b)	14,354	3,276,588
Capri Holdings Ltd.(b)(c)	78,035	1,413,994
Chewy, Inc., Class A(b)	113,131	5,119,178
Choice Hotels International, Inc.(c)	4,000	506,720
Churchill Downs, Inc.(c)	8,429	804,717
Columbia Sportswear Co.(c)	14,056	896,492
Crocs, Inc.(b)	13,220	1,348,440
Dick’s Sporting Goods, Inc.	22,615	4,055,774
Duolingo, Inc.(b)	837	434,914
Five Below, Inc.(b)(c)	17,041	1,986,469
Floor & Decor Holdings, Inc., Class A(b)(c)	16,371	1,173,637
GameStop Corp., Class A(b)	64,707	1,928,269
Gap, Inc. (The)	235,522	5,254,496
Gentex Corp.(c)	31,101	670,849
Goodyear Tire & Rubber Co. (The)(b)(c)	666,456	7,604,263
Graham Holdings Co., Class B	1,720	1,641,585
Grand Canyon Education, Inc.(b)	1,997	395,096
H&R Block, Inc.	23,663	1,347,608
Harley-Davidson, Inc.	69,565	1,684,169
Hilton Grand Vacations, Inc.(b)(c)	45,949	1,753,873
Hyatt Hotels Corp., Class A	17,621	2,326,501
KB Home	37,052	1,911,142
Lear Corp.	80,677	7,294,814
Light & Wonder, Inc.(b)(c)	10,268	925,352
Lithia Motors, Inc., Class A	39,844	12,626,962
Macy’s, Inc.	542,624	6,451,799
Marriott Vacations Worldwide Corp.	23,771	1,565,558
Mattel, Inc.(b)	86,197	1,632,571
Murphy USA, Inc.	14,715	6,280,215
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	7,229	805,672
Penske Automotive Group, Inc.	63,560	10,435,281
Planet Fitness, Inc., Class A(b)	4,120	423,660
Polaris, Inc.	53,022	2,079,523
PVH Corp.	43,443	3,639,220
RH(b)(c)	4,232	766,457
Service Corp. International	17,536	1,367,808
Skechers U.S.A., Inc., Class A(b)	52,214	3,239,356
Somnigroup International, Inc.(c)	28,832	1,875,810
Taylor Morrison Home Corp., Class A(b)	45,085	2,537,384
Texas Roadhouse, Inc.	10,058	1,963,422
Thor Industries, Inc.(c)	39,754	3,227,627
Toll Brothers, Inc.	33,130	3,453,802
TopBuild Corp.(b)	5,775	1,633,690
Travel + Leisure Co.	26,145	1,269,863
Under Armour, Inc., Class A(b)(c)	121,492	815,211
	Shares	Value
Consumer Discretionary-(continued)
Under Armour, Inc., Class C(b)(c)	134,388	$846,644
V.F. Corp.	194,042	2,417,763
Vail Resorts, Inc.(c)	5,981	957,977
Valvoline, Inc.(b)(c)	15,769	545,450
Visteon Corp.(b)	15,179	1,281,487
Wendy’s Co. (The)	48,366	551,372
Whirlpool Corp.(c)	59,888	4,676,654
Wingstop, Inc.	932	318,464
Wyndham Hotels & Resorts, Inc.	5,029	416,301
YETI Holdings, Inc.(b)	18,101	553,167
		163,757,284
Consumer Staples-12.67%
Albertson’s Cos., Inc., Class A	1,165,335	25,905,397
BellRing Brands, Inc.(b)	10,109	636,362
BJ’s Wholesale Club Holdings, Inc., Class C(b)	62,005	7,019,586
Boston Beer Co., Inc. (The), Class A(b)	2,831	650,705
Casey’s General Stores, Inc.	12,227	5,352,492
Celsius Holdings, Inc.(b)(c)	16,193	613,391
Coca-Cola Consolidated, Inc.	16,938	1,941,942
Coty, Inc., Class A(b)(c)	362,247	1,785,878
Darling Ingredients, Inc.(b)	63,634	1,982,835
e.l.f. Beauty, Inc.(b)(c)	6,267	704,975
Flowers Foods, Inc.	90,866	1,535,635
Ingredion, Inc.	18,687	2,599,735
Lancaster Colony Corp.	3,449	577,363
Maplebear, Inc.(b)	28,584	1,305,431
Performance Food Group Co.(b)	254,280	22,773,317
Pilgrim’s Pride Corp.(c)	114,778	5,642,486
Post Holdings, Inc.(b)(c)	23,255	2,571,770
Sprouts Farmers Market, Inc.(b)	18,445	3,188,403
US Foods Holding Corp.(b)	190,673	15,086,048
		101,873,751
Energy-4.93%
Antero Midstream Corp.	22,652	425,404
Antero Resources Corp.(b)	39,431	1,476,691
ChampionX Corp.	41,673	1,003,069
Chord Energy Corp.	16,265	1,463,850
Civitas Resources, Inc.	48,926	1,339,105
CNX Resources Corp.(b)(c)	16,238	524,163
DT Midstream, Inc.	3,423	358,525
HF Sinclair Corp.(c)	301,963	10,909,923
Matador Resources Co.	23,657	1,017,488
Murphy Oil Corp.	39,436	825,395
NOV, Inc.	206,423	2,477,076
Ovintiv, Inc.	74,569	2,671,062
PBF Energy, Inc., Class A	542,533	10,335,254
Permian Resources Corp.(c)	123,261	1,554,321
Range Resources Corp.	20,608	783,928
Valaris Ltd.(b)(c)	21,009	790,359
Viper Energy, Inc.	6,557	260,247
Weatherford International PLC	33,693	1,469,015
		39,684,875
Financials-13.48%
Affiliated Managers Group, Inc.	4,149	730,224
Ally Financial, Inc.	158,737	5,555,795
American Financial Group, Inc.	21,938	2,719,873
Annaly Capital Management, Inc.	98,562	1,867,750
Associated Banc-Corp	32,181	745,634
Bank OZK(c)	20,750	919,847
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Brighthouse Financial, Inc.(b)	28,589	$1,709,908
Cadence Bank(c)	32,926	997,658
Carlyle Group, Inc. (The)	41,346	1,868,839
CNO Financial Group, Inc.	37,616	1,427,903
Columbia Banking System, Inc.	40,587	948,924
Comerica, Inc.	27,533	1,571,859
Commerce Bancshares, Inc.	10,389	654,611
Cullen/Frost Bankers, Inc.	7,569	961,112
East West Bancorp, Inc.	17,132	1,562,438
Equitable Holdings, Inc.	91,977	4,862,824
Essent Group Ltd.	7,373	427,634
Euronet Worldwide, Inc.(b)	13,178	1,426,914
Evercore, Inc., Class A	4,957	1,147,496
F.N.B. Corp.	63,920	886,570
Federated Hermes, Inc., Class B	14,260	601,772
Fidelity National Financial, Inc.	73,006	3,998,539
First American Financial Corp.	31,130	1,737,365
First Financial Bankshares, Inc.(c)	7,045	248,407
First Horizon Corp.	87,644	1,742,363
FirstCash Holdings, Inc.	9,809	1,254,669
Flagstar Financial, Inc.	180,659	2,081,192
Glacier Bancorp, Inc.(c)	9,348	387,662
Hamilton Lane, Inc., Class A(c)	1,590	236,910
Hancock Whitney Corp.	13,401	732,633
Hanover Insurance Group, Inc. (The)	12,512	2,201,862
Home BancShares, Inc.	17,107	483,957
Houlihan Lokey, Inc.	4,703	821,520
Interactive Brokers Group, Inc., Class A	18,015	3,777,385
International Bancshares Corp.	5,529	346,281
Janus Henderson Group PLC	22,298	810,086
Jefferies Financial Group, Inc.	63,336	3,078,130
Kemper Corp.	23,314	1,485,801
Kinsale Capital Group, Inc.	1,162	548,452
MGIC Investment Corp.	17,418	460,706
Morningstar, Inc.	2,598	801,275
Old National Bancorp	47,073	981,943
Old Republic International Corp.	74,054	2,799,241
Pinnacle Financial Partners, Inc.	9,729	1,033,998
Primerica, Inc.	3,751	1,015,021
Prosperity Bancshares, Inc.	8,304	578,374
Reinsurance Group of America, Inc.	38,729	7,873,218
RenaissanceRe Holdings Ltd. (Bermuda)	16,291	4,063,301
RLI Corp.	7,865	604,583
Ryan Specialty Holdings, Inc., Class A	12,039	861,631
SEI Investments Co.	9,463	806,815
Selective Insurance Group, Inc.	19,018	1,673,964
Shift4 Payments, Inc., Class A(b)(c)	12,106	1,147,528
SLM Corp.	34,537	1,117,963
SouthState Corp.	8,874	779,137
Starwood Property Trust, Inc.(c)	33,912	669,762
Stifel Financial Corp.	20,528	1,934,148
Synovus Financial Corp.	25,146	1,202,733
Texas Capital Bancshares, Inc.(b)(c)	8,797	630,657
UMB Financial Corp.	9,259	954,788
United Bankshares, Inc.	15,417	557,170
Unum Group	54,563	4,458,343
Valley National Bancorp	134,814	1,183,667
Voya Financial, Inc.	39,986	2,659,869
Webster Financial Corp.	27,597	1,420,694
Western Alliance Bancorporation	21,755	1,575,280
Western Union Co. (The)	129,704	1,203,653
WEX, Inc.(b)(c)	5,739	762,885
	Shares	Value
Financials-(continued)
Wintrust Financial Corp.	11,866	$1,416,919
Zions Bancorporation N.A.	34,203	1,619,854
		108,417,919
Health Care-4.54%
Acadia Healthcare Co., Inc.(b)(c)	35,930	813,455
Amedisys, Inc.(b)	8,369	787,272
Avantor, Inc.(b)	141,050	1,820,955
BioMarin Pharmaceutical, Inc.(b)	13,215	767,395
Bio-Rad Laboratories, Inc., Class A(b)(c)	3,355	761,350
Bruker Corp.(c)	24,583	902,196
Chemed Corp.	1,355	778,908
Cytokinetics, Inc.(b)(c)	141	4,374
DENTSPLY SIRONA, Inc.(c)	81,232	1,298,087
Doximity, Inc., Class A(b)	2,769	144,237
Encompass Health Corp.	18,711	2,262,160
Ensign Group, Inc. (The)	11,060	1,628,696
Envista Holdings Corp.(b)(c)	49,242	899,651
Exelixis, Inc.(b)	19,141	823,829
Globus Medical, Inc., Class A(b)	11,601	686,547
Haemonetics Corp.(b)(c)	6,818	461,647
Halozyme Therapeutics, Inc.(b)	5,435	304,740
HealthEquity, Inc.(b)(c)	3,945	396,906
Hims & Hers Health, Inc.(b)(c)	14,287	808,073
Illumina, Inc.(b)	17,047	1,401,945
Jazz Pharmaceuticals PLC(b)	9,957	1,076,053
Lantheus Holdings, Inc.(b)(c)	4,960	374,778
LivaNova PLC(b)(c)	10,428	451,011
Masimo Corp.(b)(c)	4,101	666,412
Medpace Holdings, Inc.(b)(c)	2,132	628,727
Neurocrine Biosciences, Inc.(b)	7,090	872,212
Option Care Health, Inc.(b)	49,895	1,630,569
Penumbra, Inc.(b)(c)	1,458	389,242
Perrigo Co. PLC	52,253	1,398,813
Repligen Corp.(b)	1,413	166,833
Roivant Sciences Ltd.(b)(c)	2,986	32,816
Sarepta Therapeutics, Inc.(b)(c)	6,215	233,684
Sotera Health Co.(b)(c)	31,812	389,379
Tenet Healthcare Corp.(b)	55,979	9,447,576
United Therapeutics Corp.(b)	3,076	980,783
		36,491,311
Industrials-22.51%
AAON, Inc.(c)	4,800	462,192
Acuity, Inc.	4,799	1,247,212
Advanced Drainage Systems, Inc.	8,807	968,418
AECOM	56,288	6,183,237
AGCO Corp.	40,570	3,975,049
Alaska Air Group, Inc.(b)(c)	72,232	3,678,776
American Airlines Group, Inc.(b)(c)	1,628,407	18,580,124
Applied Industrial Technologies, Inc.	6,518	1,476,457
Avis Budget Group, Inc.(b)(c)	61,790	7,525,404
Brink’s Co. (The)	19,406	1,592,456
BWX Technologies, Inc.	9,052	1,136,931
CACI International, Inc., Class A(b)	7,216	3,088,448
Carlisle Cos., Inc.	4,985	1,895,197
Chart Industries, Inc.(b)(c)	9,350	1,466,641
Clean Harbors, Inc.(b)	9,909	2,247,262
CNH Industrial N.V.(c)	510,218	6,382,827
Comfort Systems USA, Inc.	6,868	3,284,484
Concentrix Corp.(c)	71,321	3,991,480
Core & Main, Inc., Class A(b)	49,616	2,719,453
Crane Co.	4,868	834,375
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Curtiss-Wright Corp.	3,262	$1,435,639
Donaldson Co., Inc.	17,543	1,220,116
EMCOR Group, Inc.	12,506	5,901,081
EnerSys	12,158	1,016,774
ESAB Corp.	7,523	925,254
ExlService Holdings, Inc.(b)	13,087	601,871
Exponent, Inc.	2,229	170,162
Flowserve Corp.	30,802	1,537,328
Fluor Corp.(b)	150,591	6,261,574
Fortune Brands Innovations, Inc.(c)	24,809	1,250,374
FTI Consulting, Inc.(b)	7,562	1,241,378
GATX Corp.	3,430	546,193
Genpact Ltd.(c)	31,862	1,371,659
Graco, Inc.	8,286	701,493
GXO Logistics, Inc.(b)(c)	100,164	4,120,747
Hexcel Corp.	11,054	584,646
Insperity, Inc.	24,642	1,594,830
ITT, Inc.	9,006	1,355,763
KBR, Inc.	50,184	2,619,103
Kirby Corp.(b)(c)	11,095	1,227,551
Knight-Swift Transportation Holdings, Inc.	52,086	2,308,451
Landstar System, Inc.	10,496	1,440,261
Lincoln Electric Holdings, Inc.	6,911	1,337,900
ManpowerGroup, Inc.	99,997	4,194,874
MasTec, Inc.(b)	34,261	5,342,318
Maximus, Inc.	26,558	1,925,721
Middleby Corp. (The)(b)(c)	8,363	1,222,085
MSA Safety, Inc.	3,937	641,613
MSC Industrial Direct Co., Inc., Class A	16,360	1,328,432
Mueller Industries, Inc.	15,696	1,222,248
Nextracker, Inc., Class A(b)	20,532	1,163,959
nVent Electric PLC(c)	19,421	1,277,902
Oshkosh Corp.	36,947	3,664,773
Owens Corning	25,264	3,384,113
Parsons Corp.(b)(c)	38,605	2,503,148
Paylocity Holding Corp.(b)	2,637	503,403
RB Global, Inc. (Canada)(c)	14,412	1,517,584
RBC Bearings, Inc.(b)	1,571	574,782
Regal Rexnord Corp.	16,687	2,226,713
Ryder System, Inc.	28,684	4,220,277
Saia, Inc.(b)	2,846	752,511
Science Applications International Corp.	23,147	2,674,404
Sensata Technologies Holding PLC(c)	48,242	1,257,187
Simpson Manufacturing Co., Inc.	4,665	726,340
Terex Corp.	42,540	1,914,725
Tetra Tech, Inc.	61,692	2,155,518
Timken Co. (The)(c)	20,440	1,399,936
Toro Co. (The)	20,501	1,553,566
Trex Co., Inc.(b)(c)	6,873	383,994
UFP Industries, Inc.	20,725	2,021,931
Valmont Industries, Inc.	4,095	1,302,374
Watsco, Inc.(c)	4,962	2,200,994
Watts Water Technologies, Inc., Class A	3,537	856,378
WESCO International, Inc.	43,743	7,344,012
Woodward, Inc.	6,078	1,314,854
XPO, Inc.(b)(c)	24,301	2,766,183
		181,045,423
Information Technology-9.46%
Allegro MicroSystems, Inc. (Japan)(b)(c)	10,173	257,886
Amkor Technology, Inc.	106,808	1,924,680
AppFolio, Inc., Class A(b)(c)	1,224	258,472
Arrow Electronics, Inc.(b)	89,363	10,578,792
	Shares	Value
Information Technology-(continued)
ASGN, Inc.(b)(c)	19,849	$1,048,226
Avnet, Inc.	157,397	7,871,424
Belden, Inc.	7,943	843,547
BILL Holdings, Inc.(b)(c)	9,864	430,860
Blackbaud, Inc.(b)	5,821	362,241
Ciena Corp.(b)	20,023	1,603,041
Cirrus Logic, Inc.(b)	6,183	608,160
Cognex Corp.	9,684	290,230
Coherent Corp.(b)	25,877	1,957,078
Commvault Systems, Inc.(b)	2,013	368,681
Crane NXT Co.	9,175	491,872
DocuSign, Inc.(b)	11,935	1,057,560
Dolby Laboratories, Inc., Class A	5,316	394,766
Dropbox, Inc., Class A(b)	33,133	956,218
Dynatrace, Inc.(b)	10,901	588,763
Entegris, Inc.	11,167	767,620
Fabrinet (Thailand)(b)	5,078	1,182,514
Flex Ltd.(b)	244,890	10,358,847
Guidewire Software, Inc.(b)	2,004	430,900
IPG Photonics Corp.(b)(c)	5,373	356,015
Kyndryl Holdings, Inc.(b)	145,882	5,695,233
Lattice Semiconductor Corp.(b)(c)	2,814	126,461
Littelfuse, Inc.	3,512	720,171
Lumentum Holdings, Inc.(b)(c)	7,251	524,102
MACOM Technology Solutions Holdings, Inc.(b)	2,404	292,350
Manhattan Associates, Inc.(b)	2,039	384,922
MKS Instruments, Inc.	14,532	1,194,385
Novanta, Inc.(b)	2,284	282,805
Onto Innovation, Inc.(b)	2,396	220,288
Power Integrations, Inc.	2,418	120,247
Pure Storage, Inc., Class A(b)(c)	21,571	1,155,990
Qualys, Inc.(b)	1,609	222,927
Rambus, Inc.(b)	3,435	183,669
Silicon Laboratories, Inc.(b)(c)	1,561	188,147
Synaptics, Inc.(b)	5,305	311,722
TD SYNNEX Corp.(c)	150,200	18,225,268
Universal Display Corp.	1,409	201,980
Vontier Corp.	29,820	1,066,065
		76,105,125
Materials-6.92%
Alcoa Corp.	121,355	3,248,673
AptarGroup, Inc.	8,055	1,275,912
Ashland, Inc.	11,841	586,248
ATI, Inc.(b)	28,103	2,238,123
Avient Corp.	26,510	957,806
Axalta Coating Systems Ltd.(b)(c)	51,127	1,574,712
Cabot Corp.	16,155	1,206,617
Carpenter Technology Corp.(c)	5,203	1,222,705
Cleveland-Cliffs, Inc.(b)(c)	643,393	3,750,981
Commercial Metals Co.	57,932	2,699,052
Crown Holdings, Inc.	43,704	4,304,844
Eagle Materials, Inc.	3,552	718,250
Graphic Packaging Holding Co.	110,195	2,448,533
Greif, Inc., Class A	33,139	1,842,528
Knife River Corp.(b)	10,667	1,003,765
Louisiana-Pacific Corp.	10,521	947,626
NewMarket Corp.	1,749	1,126,461
Olin Corp.	91,920	1,784,167
Reliance, Inc.	16,362	4,791,121
Royal Gold, Inc.	1,523	271,277
RPM International, Inc.	20,677	2,353,870
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Scotts Miracle-Gro Co. (The)	18,841	$1,122,170
Silgan Holdings, Inc.	38,966	2,145,858
Sonoco Products Co.	45,762	2,084,001
United States Steel Corp.(c)	134,883	7,259,403
Westlake Corp.(c)	37,270	2,647,288
		55,611,991
Real Estate-2.06%
Agree Realty Corp.	2,651	199,620
American Homes 4 Rent, Class A	16,387	620,248
Brixmor Property Group, Inc.	16,157	410,549
COPT Defense Properties	9,187	252,183
Cousins Properties, Inc.	9,613	269,837
CubeSmart	8,360	357,474
EastGroup Properties, Inc.	1,149	194,813
EPR Properties	4,394	244,702
Equity LifeStyle Properties, Inc.	7,518	477,919
First Industrial Realty Trust, Inc.	3,879	191,739
Gaming and Leisure Properties, Inc.	10,038	468,774
Healthcare Realty Trust, Inc.(c)	25,342	367,459
Independence Realty Trust, Inc.(c)	10,078	187,350
Jones Lang LaSalle, Inc.(b)	30,411	6,772,530
Kilroy Realty Corp.(c)	11,243	362,025
Kite Realty Group Trust	12,712	281,189
Lamar Advertising Co., Class A	6,342	764,465
National Storage Affiliates Trust	6,727	231,409
NNN REIT, Inc.	6,702	279,875
Omega Healthcare Investors, Inc.	9,451	349,687
Park Hotels & Resorts, Inc.(c)	74,006	766,702
PotlatchDeltic Corp.	7,849	308,780
Rayonier, Inc.	15,130	358,581
Rexford Industrial Realty, Inc.	7,822	275,647
Sabra Health Care REIT, Inc.	13,695	239,389
STAG Industrial, Inc.	6,967	247,886
Vornado Realty Trust	15,706	591,645
W.P. Carey, Inc.(c)	8,393	526,745
		16,599,222
Utilities-1.62%
ALLETE, Inc.	7,690	500,158
Black Hills Corp.	11,830	691,700
Essential Utilities, Inc.	17,767	684,562
IDACORP, Inc.(c)	5,249	624,369
	Shares	Value
Utilities-(continued)
National Fuel Gas Co.	7,767	$641,088
New Jersey Resources Corp.	12,469	572,202
NorthWestern Energy Group, Inc.	9,052	500,847
OGE Energy Corp.	22,100	982,787
ONE Gas, Inc.	9,422	704,389
Ormat Technologies, Inc.	4,033	299,773
Portland General Electric Co.	23,864	1,011,834
Southwest Gas Holdings, Inc.	22,971	1,650,007
Spire, Inc.	10,966	825,520
TXNM Energy, Inc.	12,642	716,675
UGI Corp.(c)	72,493	2,614,098
		13,020,009
Total Common Stocks & Other Equity Interests (Cost $744,444,208)		803,112,775
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $558,472)	558,472	558,472
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $745,002,680)		803,671,247
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.87%
Invesco Private Government Fund, 4.29%(d)(e)(f)	35,364,097	35,364,097
Invesco Private Prime Fund, 4.45%(d)(e)(f)	92,249,698	92,268,148
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $127,634,762)		127,632,245
TOTAL INVESTMENTS IN SECURITIES-115.80% (Cost $872,637,442)		931,303,492
OTHER ASSETS LESS LIABILITIES-(15.80)%		(127,045,519)
NET ASSETS-100.00%		$804,257,973
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$128,678	$10,613,162	$(10,183,368)	$-	$-	$558,472	$12,364
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,740,449	255,390,417	(248,766,769)	-	-	35,364,097	1,330,360 *
Invesco Private Prime Fund	73,657,884	511,011,552	(492,380,133)	(8,710)	(12,445)	92,268,148	3,558,818 *
Total	$102,527,011	$777,015,131	$(751,330,270)	$(8,710)	$(12,445)	$128,190,717	$4,901,542

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-3.00%
Cable One, Inc.(b)	6,431	$941,048
CarGurus, Inc.(b)(c)	30,754	963,830
Cars.com, Inc.(c)	66,559	682,230
Cinemark Holdings, Inc.(b)	140,841	4,756,201
Cogent Communications Holdings, Inc.	16,000	731,360
Gogo, Inc.(b)(c)	62,526	663,401
IAC, Inc.(b)(c)	93,301	3,355,104
John Wiley & Sons, Inc., Class A(b)	41,465	1,622,111
Lumen Technologies, Inc.(c)	2,846,773	11,159,350
Madison Square Garden Sports Corp., Class A(c)	6,002	1,139,720
QuinStreet, Inc.(c)	57,662	880,499
Scholastic Corp.(b)	89,331	1,542,746
Shenandoah Telecommunications Co.(b)	29,151	366,720
Shutterstock, Inc.	50,979	940,562
TechTarget, Inc.(b)(c)	18,016	145,749
TEGNA, Inc.	188,573	3,152,940
Telephone and Data Systems, Inc.(b)	156,379	5,373,182
Thryv Holdings, Inc.(b)(c)	56,010	744,933
TripAdvisor, Inc.(c)	143,611	2,045,021
Yelp, Inc.(c)	43,610	1,664,594
Ziff Davis, Inc.(c)	37,488	1,216,111
		44,087,412
Consumer Discretionary-25.81%
Academy Sports & Outdoors, Inc.(b)	147,680	6,041,589
Acushnet Holdings Corp.(b)	39,839	2,718,613
Adient PLC(b)(c)	1,130,780	17,628,860
Adtalem Global Education, Inc.(c)	19,169	2,530,883
Advance Auto Parts, Inc.(b)	294,361	14,108,723
American Axle & Manufacturing Holdings, Inc.(b)(c)	1,494,473	6,560,736
American Eagle Outfitters, Inc.(b)	510,096	5,590,652
Asbury Automotive Group, Inc.(c)	76,870	17,519,442
BJ’s Restaurants, Inc.(c)	43,155	1,925,145
Bloomin’ Brands, Inc.(b)	516,905	3,943,985
Boot Barn Holdings, Inc.(c)	19,535	3,131,656
BorgWarner, Inc.	536,448	17,751,064
Brinker International, Inc.(c)	36,326	6,270,957
Buckle, Inc. (The)	36,434	1,552,453
Caleres, Inc.	193,593	2,603,826
Carter’s, Inc.	73,550	2,307,264
Cavco Industries, Inc.(c)	4,140	1,795,083
Century Communities, Inc.	68,390	3,547,389
Champion Homes, Inc.(c)	27,662	1,809,095
Cheesecake Factory, Inc. (The)(b)	82,846	4,570,614
Cracker Barrel Old Country Store, Inc.(b)	86,223	4,952,649
Dana, Inc.	789,555	13,130,300
Dave & Buster’s Entertainment, Inc.(b)(c)	122,522	2,690,583
Dorman Products, Inc.(c)	16,963	2,193,486
Dream Finders Homes, Inc., Class A(b)(c)	200,904	4,190,857
Ethan Allen Interiors, Inc.(b)	24,829	648,782
Etsy, Inc.(c)	67,222	3,720,738
Foot Locker, Inc.(b)(c)	559,017	13,282,244
Fox Factory Holding Corp.(c)	59,451	1,524,918
Frontdoor, Inc.(c)	51,151	2,813,817
Gentherm, Inc.(c)	50,612	1,384,997
G-III Apparel Group Ltd.(c)	131,915	3,832,131
Golden Entertainment, Inc.	27,032	771,223
Green Brick Partners, Inc.(c)	37,878	2,213,969
Group 1 Automotive, Inc.(b)	50,428	21,377,438
Guess?, Inc.(b)	316,242	3,314,216
	Shares	Value
Consumer Discretionary-(continued)
Hanesbrands, Inc.(b)(c)	739,020	$3,658,149
Helen of Troy Ltd.(b)(c)	40,190	1,080,709
Installed Building Products, Inc.(b)	18,537	2,956,281
Jack in the Box, Inc.(b)	49,995	948,155
Kohl’s Corp.(b)	2,050,935	16,674,102
Kontoor Brands, Inc.	45,944	3,151,758
La-Z-Boy, Inc.(b)	56,538	2,368,377
LCI Industries	44,289	3,859,343
Leggett & Platt, Inc.(b)	590,334	5,348,426
LGI Homes, Inc.(b)(c)	33,023	1,654,452
M/I Homes, Inc.(c)	42,312	4,510,882
MarineMax, Inc.(b)(c)	108,322	2,296,426
Meritage Homes Corp.	97,103	6,176,722
Mister Car Wash, Inc.(b)(c)	137,461	973,224
Monarch Casino & Resort, Inc.	6,592	552,014
Monro, Inc.	80,258	1,230,355
National Vision Holdings, Inc.(b)(c)	169,930	3,366,313
Newell Brands, Inc.	1,263,379	6,695,909
Oxford Industries, Inc.(b)	28,867	1,549,581
Papa John’s International, Inc.	50,414	2,281,234
Patrick Industries, Inc.(b)	46,906	4,027,349
PENN Entertainment, Inc.(b)(c)	437,599	6,489,593
Perdoceo Education Corp.	30,190	1,027,668
PHINIA, Inc.	86,992	3,775,453
Sabre Corp.(b)(c)	1,021,028	2,572,991
Sally Beauty Holdings, Inc.(b)(c)	441,267	3,843,436
Shake Shack, Inc., Class A(c)	15,578	2,021,869
Shoe Carnival, Inc.(b)	61,056	1,173,496
Signet Jewelers Ltd.(b)	153,658	10,229,013
Six Flags Entertainment Corp.(b)	82,363	2,764,102
Sonic Automotive, Inc., Class A	240,858	16,843,200
Sonos, Inc.(c)	133,806	1,375,526
Standard Motor Products, Inc.	60,138	1,822,181
Steven Madden Ltd.	94,655	2,333,246
Strategic Education, Inc.	16,283	1,485,498
Stride, Inc.(b)(c)	20,180	3,055,050
Sturm, Ruger & Co., Inc.(b)	14,646	530,185
Topgolf Callaway Brands Corp.(b)(c)	758,307	4,807,666
Tri Pointe Homes, Inc.(b)(c)	155,336	4,579,305
Upbound Group, Inc.	195,625	4,487,638
Urban Outfitters, Inc.(b)(c)	115,045	8,041,645
Victoria’s Secret & Co.(b)(c)	397,099	8,422,470
Winnebago Industries, Inc.	85,940	2,915,944
Wolverine World Wide, Inc.	140,338	2,394,166
XPEL, Inc.(b)(c)(d)	14,852	534,226
		378,835,705
Consumer Staples-7.86%
Andersons, Inc. (The)	296,621	10,533,012
B&G Foods, Inc.(b)	282,336	1,188,634
Cal-Maine Foods, Inc.	39,390	3,778,683
Central Garden & Pet Co.(b)(c)	47,946	1,728,933
Central Garden & Pet Co., Class A(c)	54,305	1,736,131
Chefs’ Warehouse, Inc. (The)(c)	78,298	4,993,846
Edgewell Personal Care Co.(b)	78,316	2,163,088
Energizer Holdings, Inc.(b)	105,690	2,461,520
Fresh Del Monte Produce, Inc.	156,097	5,513,346
Freshpet, Inc.(b)(c)	12,229	980,277
Grocery Outlet Holding Corp.(b)(c)	390,257	5,299,690
Interparfums, Inc.(b)	12,262	1,670,330
J&J Snack Foods Corp.	12,566	1,447,226
John B. Sanfilippo & Son, Inc.	16,900	1,050,166
MGP Ingredients, Inc.(b)	24,797	729,528
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
National Beverage Corp.(b)	31,221	$1,412,126
PriceSmart, Inc.	65,671	7,091,154
Simply Good Foods Co. (The)(b)(c)	41,760	1,441,138
SpartanNash Co.	519,497	10,109,412
Tootsie Roll Industries, Inc.(b)	24,744	882,124
TreeHouse Foods, Inc.(c)	126,440	2,839,842
United Natural Foods, Inc.(c)	1,254,256	38,342,606
Universal Corp.	60,599	3,962,569
USANA Health Sciences, Inc.(c)	28,265	844,275
WD-40 Co.	2,599	633,194
WK Kellogg Co.(b)	146,606	2,480,573
		115,313,423
Energy-8.15%
Archrock, Inc.	51,053	1,271,220
Atlas Energy Solutions, Inc.(b)	64,809	787,429
Bristow Group, Inc.(c)	48,074	1,406,645
Cactus, Inc., Class A	26,863	1,101,383
California Resources Corp.	74,590	3,294,640
Comstock Resources, Inc.(b)(c)	71,500	1,665,950
Core Laboratories, Inc.(b)	37,291	400,878
Core Natural Resources, Inc.	33,580	2,327,094
Crescent Energy Co., Class A	294,079	2,467,323
CVR Energy, Inc.(b)	462,436	10,816,378
Dorian LPG Ltd.	21,584	462,113
Helix Energy Solutions Group, Inc.(c)	183,880	1,138,217
Helmerich & Payne, Inc.	117,330	1,789,283
Innovex International, Inc.(b)(c)	38,667	533,605
International Seaways, Inc.	30,769	1,139,991
Liberty Energy, Inc., Class A	321,822	3,729,917
Magnolia Oil & Gas Corp., Class A(b)	61,383	1,319,735
Northern Oil and Gas, Inc.(b)	80,684	2,144,581
Oceaneering International, Inc.(b)(c)	147,757	2,817,726
Par Pacific Holdings, Inc.(c)	670,050	14,466,380
Patterson-UTI Energy, Inc.	754,420	4,164,398
Peabody Energy Corp.	363,676	4,785,976
ProPetro Holding Corp.(b)(c)	224,089	1,210,081
REX American Resources Corp.(c)	19,892	838,249
RPC, Inc.(b)	286,965	1,274,125
SM Energy Co.(b)	97,239	2,277,337
Talos Energy, Inc.(b)(c)	254,281	2,044,419
Tidewater, Inc.(b)(c)	35,999	1,429,520
Vital Energy, Inc.(b)(c)	97,344	1,448,479
World Kinect Corp.(b)	1,648,186	45,143,815
		119,696,887
Financials-12.29%
Acadian Asset Management, Inc.	23,132	696,505
Ameris Bancorp	30,205	1,856,701
AMERISAFE, Inc.	6,560	311,403
Apollo Commercial Real Estate Finance, Inc.(b)	76,375	750,766
Arbor Realty Trust, Inc.(b)	126,010	1,207,176
ARMOUR Residential REIT, Inc.(b)	13,787	223,487
Artisan Partners Asset Management, Inc., Class A(b)	33,107	1,334,212
Assured Guaranty Ltd.(b)	10,488	886,760
Atlantic Union Bankshares Corp., Class B	45,117	1,354,412
Axos Financial, Inc.(c)	33,737	2,346,071
Banc of California, Inc.	148,190	2,033,167
BancFirst Corp.	8,878	1,098,253
Bancorp, Inc. (The)(c)	14,855	759,091
Bank of Hawaii Corp.	16,578	1,102,603
	Shares	Value
Financials-(continued)
BankUnited, Inc.	65,367	$2,221,171
Banner Corp.	14,280	880,362
Berkshire Hills Bancorp, Inc.	26,650	659,854
BGC Group, Inc., Class A	285,141	2,646,108
Blackstone Mortgage Trust, Inc., Class A(b)	92,744	1,751,934
Bread Financial Holdings, Inc.	108,767	5,573,221
Brookline Bancorp, Inc.	64,771	669,084
Capitol Federal Financial, Inc.	77,210	440,869
Cathay General Bancorp	35,261	1,511,110
Central Pacific Financial Corp.	13,696	365,683
City Holding Co.(b)	3,566	420,396
Cohen & Steers, Inc.	7,190	552,480
Community Financial System, Inc.(b)	17,702	995,560
Customers Bancorp, Inc.(b)(c)	30,060	1,531,858
CVB Financial Corp.(b)	39,648	743,400
Dime Community Bancshares, Inc., Class B	25,179	646,093
Donnelley Financial Solutions, Inc.(c)	19,369	1,055,223
Eagle Bancorp, Inc.	36,877	649,035
Ellington Financial, Inc.	32,248	405,357
Employers Holdings, Inc.	19,535	950,768
Encore Capital Group, Inc.(b)(c)	42,955	1,627,995
Enova International, Inc.(c)	31,795	2,946,443
EVERTEC, Inc.	25,641	928,973
EZCORP, Inc., Class A(b)(c)	95,022	1,278,046
FB Financial Corp.	17,872	780,113
First Bancorp	75,202	1,502,536
First Bancorp/Southern Pines NC	14,826	613,352
First Commonwealth Financial Corp.	48,625	759,523
First Financial Bancorp	53,776	1,299,228
First Hawaiian, Inc.(b)	51,498	1,229,772
Franklin BSP Realty Trust, Inc.	45,048	496,879
Fulton Financial Corp.(b)	110,956	1,913,991
Genworth Financial, Inc., Class A(c)	1,212,166	8,545,770
Goosehead Insurance, Inc., Class A(b)	2,800	303,128
HA Sustainable Infrastructure Capital, Inc.(b)	14,490	362,975
Hanmi Financial Corp.	21,362	489,617
HCI Group, Inc.(b)	5,666	956,251
Heritage Financial Corp.	14,672	343,031
Hilltop Holdings, Inc.	53,198	1,586,364
Hope Bancorp, Inc.	105,863	1,062,865
Horace Mann Educators Corp.	42,422	1,842,387
Independent Bank Corp.(b)	17,053	1,048,760
Jackson Financial, Inc., Class A	43,797	3,587,412
KKR Real Estate Finance Trust, Inc.(b)	58,601	523,307
Lakeland Financial Corp.(b)	7,579	453,755
Lincoln National Corp.	642,247	21,284,066
Mercury General Corp.	109,350	7,050,888
Moelis & Co., Class A	21,394	1,221,811
Mr. Cooper Group, Inc.(b)(c)	24,275	3,144,341
National Bank Holdings Corp., Class A	16,602	600,162
Navient Corp.	355,175	4,773,552
NBT Bancorp, Inc.	19,737	825,993
NCR Atleos Corp.(b)(c)	189,645	5,027,489
New York Mortgage Trust, Inc.	83,871	547,678
NMI Holdings, Inc., Class A(b)(c)	20,164	800,914
Northwest Bancshares, Inc.	68,733	844,041
OFG Bancorp	23,553	968,970
Pacific Premier Bancorp, Inc.	44,949	952,919
Palomar Holdings, Inc.(c)	4,660	799,050
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Park National Corp.	4,658	$757,204
Pathward Financial, Inc.	11,656	909,751
Payoneer Global, Inc.(c)	145,473	990,671
PennyMac Mortgage Investment Trust	101,590	1,247,525
Piper Sandler Cos.	6,400	1,609,280
PJT Partners, Inc., Class A(b)	11,398	1,717,223
PRA Group, Inc.(c)	64,307	912,516
Preferred Bank(b)	6,881	575,320
ProAssurance Corp.(c)	81,513	1,890,286
PROG Holdings, Inc.	97,802	2,819,632
Provident Financial Services, Inc.	73,751	1,231,642
Radian Group, Inc.	44,801	1,529,954
Ready Capital Corp.(b)	193,341	864,234
Redwood Trust, Inc.(b)	172,655	940,970
Renasant Corp.	34,713	1,216,691
S&T Bancorp, Inc.(b)	16,125	591,143
Safety Insurance Group, Inc.	15,797	1,297,566
Seacoast Banking Corp. of Florida(b)	33,963	877,264
ServisFirst Bancshares, Inc.	12,813	953,672
Simmons First National Corp., Class A	78,341	1,469,677
SiriusPoint Ltd. (Sweden)(c)	199,381	3,905,874
Southside Bancshares, Inc.(b)	16,911	476,721
Stellar Bancorp, Inc.(b)	24,667	664,036
StepStone Group, Inc., Class A	23,782	1,375,789
Stewart Information Services Corp.	37,603	2,268,965
StoneX Group, Inc.(c)	28,745	2,433,408
Tompkins Financial Corp.	7,403	454,544
Triumph Financial, Inc.(b)(c)	8,877	512,824
Trupanion, Inc.(b)(c)	40,689	1,920,114
TrustCo Bank Corp.	9,205	285,723
Trustmark Corp.	30,732	1,059,025
Two Harbors Investment Corp.(b)	68,032	720,459
United Community Banks, Inc.	56,147	1,613,665
United Fire Group, Inc., (Acquired 08/27/2020 - 04/04/2025; Cost $1,079,449)(e)	47,943	1,363,978
Veritex Holdings, Inc.	35,335	855,107
Virtu Financial, Inc., Class A	82,753	3,325,843
Virtus Investment Partners, Inc.	5,453	930,827
WaFd, Inc.	57,928	1,646,314
Walker & Dunlop, Inc.	13,861	949,340
Westamerica Bancorporation(b)	6,654	319,725
WisdomTree, Inc.(b)	53,531	505,333
World Acceptance Corp.(c)	5,117	790,474
WSFS Financial Corp.	30,103	1,592,148
		180,326,977
Health Care-5.79%
Acadia Pharmaceuticals, Inc.(c)	61,548	1,327,590
AdaptHealth Corp.(b)(c)	368,011	3,304,739
Addus HomeCare Corp.(b)(c)	13,261	1,470,778
ADMA Biologics, Inc.(c)	24,794	491,913
Alkermes PLC(c)	50,161	1,535,428
AMN Healthcare Services, Inc.(c)	127,573	2,693,066
Amphastar Pharmaceuticals, Inc.(b)(c)	30,114	774,231
ANI Pharmaceuticals, Inc.(b)(c)	10,429	612,391
Arcus Biosciences, Inc.(b)(c)	28,467	254,210
Arrowhead Pharmaceuticals, Inc.(b)(c)	902	14,495
Artivion, Inc.(b)(c)	17,798	526,465
Astrana Health, Inc.(b)(c)	73,665	1,826,155
Avanos Medical, Inc.(c)	50,775	638,242
Azenta, Inc.(b)(c)	18,344	490,152
BioLife Solutions, Inc.(b)(c)	4,721	103,295
	Shares	Value
Health Care-(continued)
Catalyst Pharmaceuticals, Inc.(c)	24,963	$623,076
Certara, Inc.(b)(c)	37,287	423,580
Collegium Pharmaceutical, Inc.(c)	23,083	672,639
Concentra Group Holdings Parent, Inc.	99,036	2,142,149
CONMED Corp.(b)	23,577	1,337,995
Corcept Therapeutics, Inc.(b)(c)	13,108	1,016,657
CorVel Corp.(c)	8,878	987,855
Cytek Biosciences, Inc.(b)(c)	51,505	142,669
Dynavax Technologies Corp.(b)(c)	21,620	211,660
Embecta Corp.	88,153	928,251
Enovis Corp.(b)(c)	62,147	1,945,201
Fortrea Holdings, Inc.(b)(c)	292,319	1,256,972
Glaukos Corp.(c)	4,012	378,291
Harmony Biosciences Holdings, Inc.(c)	23,037	794,777
HealthStream, Inc.	9,654	270,505
ICU Medical, Inc.(c)	18,094	2,440,157
Innoviva, Inc.(b)(c)	23,086	451,793
Inspire Medical Systems, Inc.(c)	5,325	735,915
Integer Holdings Corp.(b)(c)	15,725	1,867,501
Integra LifeSciences Holdings Corp.(b)(c)	77,826	985,277
Krystal Biotech, Inc.(b)(c)	1,760	221,690
LeMaitre Vascular, Inc.	2,821	231,886
Ligand Pharmaceuticals, Inc.(b)(c)	1,777	181,592
Merit Medical Systems, Inc.(c)	14,859	1,412,051
Mesa Laboratories, Inc.	1,915	192,687
Myriad Genetics, Inc.(c)	86,691	363,235
National HealthCare Corp.(b)	14,802	1,541,480
Neogen Corp.(b)(c)	103,774	608,116
NeoGenomics, Inc.(b)(c)	69,318	504,635
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(f)	785	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(c)(f)	785	0
Omnicell, Inc.(c)	35,926	1,091,073
Organon & Co.(b)	468,165	4,316,481
Owens & Minor, Inc.(b)(c)	1,228,284	8,106,674
Pacira BioSciences, Inc.(b)(c)	34,091	880,911
Pediatrix Medical Group, Inc.(c)	155,386	2,198,712
Phibro Animal Health Corp., Class A	54,006	1,318,827
Premier, Inc., Class A	70,049	1,609,726
Prestige Consumer Healthcare, Inc.(c)	14,539	1,245,556
Privia Health Group, Inc.(c)	77,677	1,767,929
Progyny, Inc.(b)(c)	62,526	1,344,309
Protagonist Therapeutics, Inc.(b)(c)	8,158	387,260
QuidelOrtho Corp.(b)(c)	81,043	2,485,589
RadNet, Inc.(b)(c)	41,545	2,388,422
Schrodinger, Inc.(b)(c)	9,665	208,957
Select Medical Holdings Corp.	431,314	6,594,791
Simulations Plus, Inc.(b)	2,862	91,140
STAAR Surgical Co., (Acquired 09/15/2023 - 02/03/2025; Cost $619,723)(b)(c)(e)	18,750	333,938
Supernus Pharmaceuticals, Inc.(c)	22,823	723,489
Tandem Diabetes Care, Inc.(b)(c)	53,949	1,069,269
Teleflex, Inc.	24,950	3,050,637
TG Therapeutics, Inc.(b)(c)	9,339	327,892
TransMedics Group, Inc.(b)(c)	7,079	899,882
U.S. Physical Therapy, Inc.	9,190	689,158
UFP Technologies, Inc.(b)(c)	2,498	585,032
Vericel Corp.(b)(c)	5,388	222,497
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Vir Biotechnology, Inc.(b)(c)	10,859	$53,643
Xencor, Inc.(b)(c)	8,880	71,040
		84,996,276
Industrials-18.74%
AAR Corp.(c)	41,646	2,557,481
ABM Industries, Inc.	199,485	10,502,885
AeroVironment, Inc.(b)(c)	6,522	1,161,112
Air Lease Corp., Class A	64,555	3,719,013
Alamo Group, Inc.	9,474	1,876,231
Albany International Corp., Class A	18,214	1,203,399
Allegiant Travel Co.(b)	49,261	2,737,926
Amentum Holdings, Inc.(c)	573,274	11,843,841
American Woodmark Corp.(c)	32,461	1,829,827
Apogee Enterprises, Inc.	31,216	1,206,498
ArcBest Corp.(b)	61,816	3,875,245
Arcosa, Inc.	35,584	3,069,832
Armstrong World Industries, Inc.	11,127	1,731,695
Astec Industries, Inc.	39,696	1,559,656
AZZ, Inc.	19,517	1,769,997
Boise Cascade Co.	74,526	6,474,819
Brady Corp., Class A	21,958	1,532,010
CoreCivic, Inc.(c)	104,823	2,301,913
CSG Systems International, Inc.	21,177	1,398,953
CSW Industrials, Inc.	3,133	958,040
Deluxe Corp.	145,970	2,082,992
DNOW, Inc.(c)	171,166	2,468,214
DXP Enterprises, Inc.(c)	22,745	1,880,557
Dycom Industries, Inc.(c)	34,468	7,924,883
Enerpac Tool Group Corp.	14,502	621,846
Enpro, Inc.	6,572	1,216,740
Enviri Corp.(b)(c)	396,006	3,227,449
ESCO Technologies, Inc.	7,250	1,313,990
Everus Construction Group, Inc.(c)	79,196	4,586,240
Federal Signal Corp.(b)	25,399	2,389,284
Forward Air Corp.(b)(c)	150,933	2,532,656
Franklin Electric Co., Inc.	21,843	1,887,017
Gates Industrial Corp. PLC(b)(c)	195,123	4,126,851
GEO Group, Inc. (The)(b)(c)	100,709	2,733,242
Gibraltar Industries, Inc.(c)	22,052	1,291,806
GMS, Inc.(b)(c)	87,032	6,590,933
Granite Construction, Inc.(b)	60,291	5,393,030
Greenbrier Cos., Inc. (The)	70,762	3,189,243
Griffon Corp.	40,843	2,807,956
Hayward Holdings, Inc.(c)	80,537	1,123,491
Healthcare Services Group, Inc.(c)	170,471	2,403,641
Heartland Express, Inc.(b)	120,085	1,074,761
Heidrick & Struggles International, Inc.	27,486	1,200,039
Hertz Global Holdings, Inc.(b)(c)	2,586,405	16,940,953
Hillenbrand, Inc.	127,982	2,500,768
HNI Corp.	61,860	2,878,346
Hub Group, Inc., Class A	114,548	3,861,413
Insteel Industries, Inc.	21,821	764,171
Interface, Inc.	75,255	1,511,873
JBT Marel Corp.	14,979	1,719,739
JetBlue Airways Corp.(b)(c)	1,834,654	9,265,003
Kadant, Inc.(b)	3,262	1,023,974
Kennametal, Inc.	103,304	2,224,135
Korn Ferry	44,382	3,018,420
Kratos Defense & Security Solutions, Inc.(b)(c)	41,173	1,518,872
Lindsay Corp.	5,308	739,935
Liquidity Services, Inc.(b)(c)	15,091	352,677
	Shares	Value
Industrials-(continued)
Marten Transport Ltd.	74,531	$971,884
MasterBrand, Inc.(c)	215,771	2,200,864
Matson, Inc.(b)	27,836	3,141,293
Matthews International Corp., Class A(b)	82,513	1,769,904
Mercury Systems, Inc.(b)(c)	22,724	1,119,157
MillerKnoll, Inc.	197,506	3,331,926
Moog, Inc., Class A	22,881	4,240,078
Mueller Water Products, Inc., Class A	54,903	1,346,771
MYR Group, Inc.(c)	32,398	5,081,626
National Presto Industries, Inc.	4,316	369,665
NV5 Global, Inc.(c)	58,599	1,295,038
OPENLANE, Inc.(b)(c)	90,562	2,076,587
Pitney Bowes, Inc.	302,911	3,119,983
Powell Industries, Inc.(b)	6,790	1,151,516
Proto Labs, Inc.(c)	14,526	537,171
Pursuit Attractions and Hospitality, Inc.(c)	38,527	1,074,518
Quanex Building Products Corp.(b)	83,009	1,388,741
Resideo Technologies, Inc.(b)(c)	427,664	8,852,645
Robert Half, Inc.(b)	119,539	5,473,691
Rush Enterprises, Inc., Class A	157,966	7,843,012
RXO, Inc.(b)(c)	270,988	4,208,444
Schneider National, Inc., Class B	242,650	5,622,200
SkyWest, Inc.(c)	46,854	4,753,338
SPX Technologies, Inc.(c)	15,996	2,432,832
Standex International Corp.	4,322	652,363
Sun Country Airlines Holdings, Inc.(b)(c)	92,066	1,066,124
Sunrun, Inc.(b)(c)	333,404	2,497,196
Tennant Co.	16,674	1,240,879
Titan International, Inc.(b)(c)	242,715	1,757,257
Trinity Industries, Inc.	114,244	2,940,641
Triumph Group, Inc.(c)	52,846	1,362,898
UniFirst Corp.	13,304	2,508,602
Verra Mobility Corp., Class A(c)	47,947	1,133,947
Vestis Corp.	272,543	1,678,865
Vicor Corp.(b)(c)	7,218	314,993
Werner Enterprises, Inc.(b)	109,130	2,831,923
WillScot Holdings Corp.	86,149	2,321,715
Worthington Enterprises, Inc.	31,016	1,827,153
Zurn Elkay Water Solutions Corp.	51,450	1,861,975
		275,096,928
Information Technology-8.54%
A10 Networks, Inc.	14,336	247,439
ACI Worldwide, Inc.(c)	33,331	1,541,892
Adeia, Inc.	28,752	369,176
Advanced Energy Industries, Inc.	15,158	1,739,835
Agilysys, Inc.(b)(c)	3,826	405,212
Alarm.com Holdings, Inc.(b)(c)	17,135	983,549
Alpha & Omega Semiconductor Ltd.(c)	27,252	578,287
Arlo Technologies, Inc.(c)	51,661	739,785
Axcelis Technologies, Inc.(b)(c)	18,494	1,041,952
Badger Meter, Inc.	4,591	1,139,578
Benchmark Electronics, Inc.	73,940	2,700,289
BlackLine, Inc.(c)	14,619	817,641
Box, Inc., Class A(b)(c)	37,767	1,428,348
Calix, Inc.(c)	27,487	1,270,999
CEVA, Inc.(b)(c)	3,791	71,119
CleanSpark, Inc.(b)(c)	62,153	536,380
Clear Secure, Inc., Class A	33,243	822,764
Cohu, Inc.(c)	26,140	446,210
Corsair Gaming, Inc.(b)(c)	130,309	1,145,416
CTS Corp.	12,942	526,610
Digi International, Inc.(c)	15,554	504,105
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
DigitalOcean Holdings, Inc.(b)(c)	23,110	$654,013
Diodes, Inc.(b)(c)	29,964	1,330,402
DoubleVerify Holdings, Inc.(c)	48,238	662,790
DXC Technology Co.(c)	834,725	12,687,820
ePlus, Inc.(c)	35,634	2,543,199
Extreme Networks, Inc.(c)	76,339	1,196,232
FormFactor, Inc.(c)	26,634	795,025
Grid Dynamics Holdings, Inc.(c)	22,548	282,526
Harmonic, Inc.(b)(c)	72,106	650,396
Ichor Holdings Ltd.(c)	36,365	573,840
Impinj, Inc.(b)(c)	4,370	498,573
Insight Enterprises, Inc.(c)	62,540	8,154,591
InterDigital, Inc.(b)	4,479	973,108
Itron, Inc.(c)	25,501	2,947,916
Knowles Corp.(c)	45,444	745,736
Kulicke & Soffa Industries, Inc. (Singapore)	20,990	674,828
LiveRamp Holdings, Inc.(c)	29,587	963,944
MARA Holdings, Inc.(b)(c)	53,921	761,364
MaxLinear, Inc.(c)	30,302	345,140
N-able, Inc.(c)	70,054	545,721
NCR Voyix Corp.(b)(c)	351,211	3,894,930
NetScout Systems, Inc.(c)	42,168	963,117
OSI Systems, Inc.(b)(c)	10,135	2,220,680
PC Connection, Inc.	49,311	3,224,939
PDF Solutions, Inc.(c)	8,881	157,194
Penguin Solutions, Inc.(b)(c)	79,416	1,410,428
Photronics, Inc.(c)	44,405	742,008
Plexus Corp.(c)	35,281	4,630,984
Progress Software Corp.	14,916	918,229
Qorvo, Inc.(c)	60,091	4,568,118
Rogers Corp.(c)	12,128	807,361
Sandisk Corp.(b)(c)	153,929	5,801,584
Sanmina Corp.(c)	112,281	9,509,078
ScanSource, Inc.(c)	91,080	3,677,810
Semtech Corp.(b)(c)	26,923	1,005,036
SiTime Corp.(c)	1,431	280,576
SolarEdge Technologies, Inc.(b)(c)	62,993	1,125,055
Sprinklr, Inc., Class A(b)(c)	90,821	766,529
SPS Commerce, Inc.(c)	5,325	749,547
Teradata Corp.(c)	84,367	1,852,699
TTM Technologies, Inc.(c)	119,179	3,558,685
Ultra Clean Holdings, Inc.(c)	91,683	1,775,900
Veeco Instruments, Inc.(b)(c)	36,113	697,342
Viasat, Inc.(b)(c)	528,990	4,618,083
Viavi Solutions, Inc.(b)(c)	100,804	918,324
Vishay Intertechnology, Inc.	190,003	2,673,342
Wolfspeed, Inc.(b)(c)	159,409	189,697
Xerox Holdings Corp.(b)	1,132,020	5,535,578
		125,316,603
Materials-5.44%
AdvanSix, Inc.	68,875	1,619,251
Alpha Metallurgical Resources, Inc.(b)(c)	25,216	2,825,201
Balchem Corp.	6,032	1,005,534
Celanese Corp.	210,563	11,124,043
Century Aluminum Co.(b)(c)	124,687	1,931,402
Chemours Co. (The)(b)	454,489	4,603,974
Element Solutions, Inc.	105,016	2,245,242
FMC Corp.	114,759	4,654,625
H.B. Fuller Co.	71,236	3,976,394
Hawkins, Inc.	9,683	1,292,584
Ingevity Corp.(c)	33,715	1,394,790
	Shares	Value
Materials-(continued)
Innospec, Inc.	20,226	$1,720,828
Kaiser Aluminum Corp.	49,897	3,622,023
Koppers Holdings, Inc.	76,177	2,340,157
Materion Corp.	21,551	1,668,694
Metallus, Inc.(b)(c)	87,362	1,103,382
Minerals Technologies, Inc.	33,814	1,919,959
MP Materials Corp.(b)(c)	8,878	193,452
O-I Glass, Inc.(c)	613,330	8,040,756
Quaker Chemical Corp.(b)	15,282	1,657,180
Sealed Air Corp.	196,871	6,339,246
Sensient Technologies Corp.	23,082	2,181,941
Stepan Co.	40,843	2,217,367
SunCoke Energy, Inc.	229,056	1,864,516
Sylvamo Corp.	62,933	3,333,561
Warrior Met Coal, Inc.(b)	34,180	1,553,481
Worthington Steel, Inc.	136,699	3,403,805
		79,833,388
Real Estate-3.22%
Acadia Realty Trust	17,835	343,502
Alexander & Baldwin, Inc.	14,124	252,961
American Assets Trust, Inc.	24,260	483,744
Apple Hospitality REIT, Inc.	112,747	1,306,738
Armada Hoffler Properties, Inc.	87,554	609,376
Brandywine Realty Trust(b)	119,699	506,327
CareTrust REIT, Inc.	11,846	340,691
Centerspace	4,467	284,771
Curbline Properties Corp.	5,588	126,792
Cushman & Wakefield PLC(c)	917,715	9,204,682
DiamondRock Hospitality Co.	152,919	1,168,301
Douglas Emmett, Inc.(b)	65,948	938,440
Easterly Government Properties, Inc.	12,373	268,865
Elme Communities	15,300	245,718
Essential Properties Realty Trust, Inc.	15,861	515,483
eXp World Holdings, Inc.(b)	525,225	4,474,917
Four Corners Property Trust, Inc.(b)	10,335	285,349
Getty Realty Corp.(b)	7,129	208,595
Global Net Lease, Inc.(b)	110,657	858,698
Highwoods Properties, Inc.	31,193	926,432
Innovative Industrial Properties, Inc.	4,784	264,173
JBG SMITH Properties, (Acquired 03/17/2023 - 04/04/2025; Cost $583,975)(b)(e)	40,543	693,285
Kennedy-Wilson Holdings, Inc.	62,567	398,552
LTC Properties, Inc.(b)	6,333	224,125
LXP Industrial Trust(b)	42,005	360,403
Macerich Co. (The)	58,926	953,423
Marcus & Millichap, Inc.	21,437	617,600
Medical Properties Trust, Inc.(b)	179,342	819,593
Millrose Properties, Inc.(b)(c)	179,009	4,988,981
NexPoint Residential Trust, Inc.	7,019	238,646
Outfront Media, Inc.	120,922	1,997,632
Pebblebrook Hotel Trust(b)	140,356	1,288,468
Phillips Edison & Co., Inc.	20,455	725,334
Ryman Hospitality Properties, Inc.(b)	26,067	2,531,366
Safehold, Inc.(b)	20,971	316,033
Saul Centers, Inc.	8,044	270,922
SITE Centers Corp.	33,447	398,688
SL Green Realty Corp.	17,129	972,413
St. Joe Co. (The)	9,603	429,350
Summit Hotel Properties, Inc.(b)	136,070	595,987
Sunstone Hotel Investors, Inc.	98,120	879,155
Tanger, Inc.(b)	17,264	514,467
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
Terreno Realty Corp.	6,067	$342,300
Uniti Group, Inc.(b)	244,167	1,049,918
Universal Health Realty Income Trust	2,502	99,354
Urban Edge Properties	25,447	462,118
Veris Residential, Inc.	18,055	274,436
Whitestone REIT	11,698	144,119
Xenia Hotels & Resorts, Inc.(b)	87,341	1,068,180
		47,269,403
Utilities-1.06%
American States Water Co.	8,371	660,221
Avista Corp.	53,709	2,068,334
California Water Service Group	23,989	1,133,480
Chesapeake Utilities Corp.	6,690	817,451
Clearway Energy, Inc., Class A	29,283	844,814
Clearway Energy, Inc., Class C	27,322	840,698
MDU Resources Group, Inc.	253,804	4,362,891
MGE Energy, Inc.	8,096	731,231
Middlesex Water Co.	3,361	194,770
Northwest Natural Holding Co.	30,189	1,236,843
Otter Tail Corp.(b)	17,766	1,371,180
SJW Group	15,341	805,096
Unitil Corp.	9,682	530,864
		15,597,873
Total Common Stocks & Other Equity Interests (Cost $1,454,646,574)		1,466,370,875
	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(g)(h) (Cost $568,983)	568,983	$568,983
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,455,215,557)		1,466,939,858
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.89%
Invesco Private Government Fund, 4.29%(g)(h)(i)	83,824,230	83,824,230
Invesco Private Prime Fund, 4.45%(g)(h)(i)	222,708,089	222,752,631
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $306,587,871)		306,576,861
TOTAL INVESTMENTS IN SECURITIES-120.83% (Cost $1,761,803,428)		1,773,516,719
OTHER ASSETS LESS LIABILITIES-(20.83)%		(305,712,939)
NET ASSETS-100.00%		$1,467,803,780

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)	Non-income producing security.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2025 represented less than 1% of the Fund’s Net Assets.

(e)	Restricted security. The aggregate value of these securities at May 31, 2025 was $2,391,201, which represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$719,245	$25,514,059	$(25,664,321)	$-	$-	$568,983	$23,623
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$103,441,240	$400,842,095	$(420,459,105)	$-	$-	$83,824,230	$3,822,172 *
Invesco Private Prime Fund	274,073,776	887,736,517	(939,000,713)	(35,666)	(21,283)	222,752,631	10,189,263 *
Total	$378,234,261	$1,314,092,671	$(1,385,124,139)	$(35,666)	$(21,283)	$307,145,844	$14,035,058

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.52%
Communication Services-7.51%
AT&T, Inc.	1,364,140	$37,923,092
Interpublic Group of Cos., Inc. (The)	529,783	12,693,601
Nexstar Media Group, Inc., Class A(b)	42,677	7,273,014
		57,889,707
Consumer Discretionary-10.56%
Best Buy Co., Inc.(b)	584,940	38,769,823
Macy’s, Inc.(b)	2,527,068	30,046,839
Marriott Vacations Worldwide Corp.(b)	111,463	7,340,953
Travel + Leisure Co.	106,710	5,182,905
		81,340,520
Consumer Staples-9.42%
Flowers Foods, Inc.	324,077	5,476,901
Kraft Heinz Co. (The)	1,019,041	27,238,966
Philip Morris International, Inc.	220,633	39,844,114
		72,559,981
Energy-12.85%
APA Corp.(b)	739,903	12,585,750
Chevron Corp.	271,374	37,096,826
Civitas Resources, Inc.	214,824	5,879,733
Kinder Morgan, Inc.(b)	671,758	18,836,094
ONEOK, Inc.	304,123	24,585,303
		98,983,706
Financials-25.18%
Citizens Financial Group, Inc.	405,423	16,358,818
Comerica, Inc.	109,590	6,256,493
Huntington Bancshares, Inc.	994,118	15,538,064
Invesco Ltd.(c)	529,402	7,655,153
Janus Henderson Group PLC	94,875	3,446,809
KeyCorp(b)	751,701	11,921,978
Prudential Financial, Inc.	365,100	37,930,239
Regions Financial Corp.	555,848	11,917,381
T. Rowe Price Group, Inc.	97,352	9,111,174
Truist Financial Corp.	782,298	30,900,771
U.S. Bancorp	939,738	40,963,179
United Bankshares, Inc.(b)	55,176	1,994,061
		193,994,120
Health Care-12.77%
Bristol-Myers Squibb Co.	764,269	36,898,907
CVS Health Corp.	566,282	36,264,699
Perrigo Co. PLC	209,253	5,601,703
Viatris, Inc.(b)	2,230,428	19,605,462
		98,370,771
Industrials-3.38%
CNH Industrial N.V.(b)	2,083,813	26,068,501
Materials-2.60%
Amcor PLC	1,690,073	15,396,565
Scotts Miracle-Gro Co. (The)	78,644	4,684,037
		20,080,602
Real Estate-5.02%
Agree Realty Corp.	9,469	713,016
Alexandria Real Estate Equities, Inc.	47,925	3,363,856
	Shares	Value
Real Estate-(continued)
Brixmor Property Group, Inc.(b)	59,158	$1,503,205
COPT Defense Properties(b)	33,545	920,810
Cousins Properties, Inc.	37,014	1,038,983
CubeSmart	31,895	1,363,830
Extra Space Storage, Inc.	27,286	4,124,279
Federal Realty Investment Trust	15,034	1,435,446
Host Hotels & Resorts, Inc.(b)	489,825	7,587,389
Kimco Realty Corp.	118,780	2,525,263
Lamar Advertising Co., Class A	23,587	2,843,177
PotlatchDeltic Corp.	32,220	1,267,535
Rayonier, Inc.(b)	60,332	1,429,868
Simon Property Group, Inc.	46,315	7,552,587
STAG Industrial, Inc.	27,778	988,341
		38,657,585
Utilities-10.23%
AES Corp. (The)	1,441,672	14,546,470
ALLETE, Inc.	27,816	1,809,153
Black Hills Corp.	41,546	2,429,195
Edison International	359,075	19,982,524
Evergy, Inc.(b)	101,211	6,721,423
FirstEnergy Corp.	376,029	15,770,656
NorthWestern Energy Group, Inc.(b)	30,671	1,697,026
OGE Energy Corp.	78,458	3,489,027
Pinnacle West Capital Corp.(b)	64,287	5,864,903
Portland General Electric Co.(b)	86,538	3,669,211
Spire, Inc.	38,262	2,880,363
		78,859,951
Total Common Stocks & Other Equity Interests (Cost $763,576,755)		766,805,444
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(c)(d) (Cost $785,928)	785,928	785,928
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.62% (Cost $764,362,683)		767,591,372
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.55%
Invesco Private Government Fund, 4.29%(c)(d)(e)	13,970,246	13,970,246
Invesco Private Prime Fund, 4.45%(c)(d)(e)	36,503,286	36,510,587
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,480,833)		50,480,833
TOTAL INVESTMENTS IN SECURITIES-106.17% (Cost $814,843,516)		818,072,205
OTHER ASSETS LESS LIABILITIES-(6.17)%		(47,572,240)
NET ASSETS-100.00%		$770,499,965
See accompanying notes which are an integral part of this schedule.

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
May 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Invesco Ltd.	$8,268,484	$6,403,889	$(6,288,326)	$(1,177,581)	$448,687	$7,655,153	$301,182
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	35,677,483	(34,891,555)	-	-	785,928	23,513
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,109,402	348,611,836	(341,750,992)	-	-	13,970,246	751,107 *
Invesco Private Prime Fund	18,926,958	743,759,686	(726,161,586)	(318)	(14,153)	36,510,587	1,987,275 *
Total	$34,304,844	$1,134,452,894	$(1,109,092,459)	$(1,177,899)	$434,534	$58,921,914	$3,063,077

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,491,990,552	$-	$-	$5,491,990,552
Money Market Funds	-	58,058,641	-	58,058,641
Total Investments	$5,491,990,552	$58,058,641	$-	$5,550,049,193
Invesco S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$803,112,775	$-	$-	$803,112,775
Money Market Funds	558,472	127,632,245	-	128,190,717
Total Investments	$803,671,247	$127,632,245	$-	$931,303,492
Invesco S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,466,370,875	$-	$0	$1,466,370,875
Money Market Funds	568,983	306,576,861	-	307,145,844
Total Investments	$1,466,939,858	$306,576,861	$0	$1,773,516,719
Invesco S&P Ultra Dividend Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$766,805,444	$-	$-	$766,805,444
Money Market Funds	785,928	50,480,833	-	51,266,761
Total Investments	$767,591,372	$50,480,833	$-	$818,072,205